Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following Pay Versus Performance information. Under these rules, the SEC has developed a new definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared here to certain performance measures defined by the SEC.
In determining our executive officers’ CAP, as defined by SEC rules, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Accordingly, CAP generally fluctuates due to stock price achievement. For information regarding the decisions made by our Compensation Committee with respect to our Chief Executive Officer’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table below.
In accordance with the SEC’s rules, below is the required tabular disclosure for our principal executive officer and our average named executive officer (“NEO”) (excluding the principal executive officer) for reporting years 2022, 2021 and 2020.
2022 Pay-Versus-Performance
Fiscal Year	Summary Compensation Table Total - CEO ($)(a)	Compensation Actually Paid Total - CEO, ($)(b)	Summary Compensation Table Total - non-CEO NEO Average ($)(c)	Compensation Actually Paid Total – non-PEO NEO Average ($)(d)	Value of Initial Fixed $100 Investment Based on:
					MTI TSR ($)(e)	Peer Company Index TSR ($)(f)	Net Income ($ millions)(g)	Adjusted Operating Income ($ millions)(h)
2022	$7,439,476	$6,236,337	$1,926,529	$1,342,468	$106.37	$150.07	$126.3	$252.5
2021	$7,085,896	$8,291,122	$2,513,207	$2,892,521	$127.74	$172.36	$168.5	$240.7
2020	$6,149,154	$6,556,778	$2,177,183	$2,262,390	$108.19	$125.06	$115.8	$213.0
(a)	Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO (our principal executive officer), Douglas T. Dietrich, for the respective years shown.
(b)
“Compensation Actually Paid” to our CEO in each of for the respective years shown reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth below in Reconciliation of Summary Compensation Table to Compensation Actually Paid, in accordance with SEC rules.

(c)
Reflects average compensation amounts reported in the “Summary Compensation Table” for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:

2022: Erik C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek, Matthew E. Garth
2021: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek
2020: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek
(d)
“Compensation Actually Paid” to our non-CEO NEOs (the persons set forth in note (c) above) in each of the respective years shown reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth below in Reconciliation of Summary Compensation Table to Compensation Actually Paid, in accordance with SEC rules.

(e)
Represents the cumulative total shareholder return (TSR) of a $100 investment in the Company from the beginning of fiscal year 2020 through December 31 of each of 2022, 2021 and 2020, respectively. TSR includes share price appreciation and assumes dividend reinvestment.

(f)
Represents the cumulative TSR of a $100 investment in the group of companies used by the Company for reference in setting overall compensation for our executives (“Peer Group TSR”) from the beginning of fiscal year 2020 through December 31 of each of 2022, 2021 and 2020, respectively. The specific companies constituting such peer group in each year is set forth in the Compensation Discussion & Analysis section of the proxy statement reporting pay for such fiscal year. TSR includes share price appreciation and assumes dividend reinvestment and is weighted accordingly to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(g)	Reflects “Consolidated Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
(h)	Company-selected measure is Adjusted Operating Income, excluding special items, which is a non-GAAP financial measure. See Appendix A for a reconciliation to GAAP Operating Income.
Reconciliation of Summary Compensation Table to Compensation Actually Paid
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the “Pay Versus Performance Table” above. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($)(1)	Add: Equity award adjustments ($)(2)	Deduct: Reported change in the actuarial present value of pension benefits ($)(3)	Add: Pension benefit adjustments ($)(4)	Compensation actually paid ($)
CEO
2022	$7,439,476	$3,193,769	$2,280,366	$366,896	$77,160	$6,236,337
2021	$7,085,896	$2,880,003	$4,049,172	$47,892	$83,949	$8,291,122
2020	$6,149,154	$2,880,022	$3,323,929	$113,871	$77,588	$6,556,778
Non-CEO Named Executive Officers
2022	$1,926,529	$784,613	$223,252	$37,104	$14,404	$1,342,468
2021	$2,513,207	$839,071	$1,211,625	$13,690	$20,451	$2,892,521
2020	$2,177,183	$812,473	$911,018	$34,522	$21,184	$2,262,390
(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Fiscal Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO
2022	$2,938,027	($479,171)	$—	($178,491)	$—	$—	$2,280,366
2021	$3,386,151	$540,648	$—	$122,373	$—	$—	$4,049,172
2020	$3,210,509	$137,746	$—	($24,326)	$—	$—	$3,323,929
Non-CEO Named Executive Officers
2022	$554,704	($86,927)	$—	($45,571)	($198,953)	$—	$223,252
2021	$986,534	$161,339	$—	$63,752	$—	$—	$1,211,625
2020	$905,705	$51,679	$—	($46,366)	$—	$—	$911,018
(3)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Fiscal Year	Service cost ($)	Prior service cost ($)	Total pension benefit adjustments ($)
CEO
2022	$77,160	$—	$77,160
2021	$83,949	$—	$83,949
2020	$77,588	$—	$77,588
Non-CEO Named Executive Officers
2022	$14,404	$—	$14,404
2021	$20,451	$—	$20,451
2020	$21,184	$—	$21,184

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(c)
Reflects average compensation amounts reported in the “Summary Compensation Table” for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:

2022: Erik C. Aldag, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek, Matthew E. Garth
2021: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek
2020: Matthew E. Garth, D.J. Monagle, III, Jonathan J. Hastings, Thomas J. Meek

Peer Group Issuers, Footnote [Text Block]
(f)
Represents the cumulative TSR of a $100 investment in the group of companies used by the Company for reference in setting overall compensation for our executives (“Peer Group TSR”) from the beginning of fiscal year 2020 through December 31 of each of 2022, 2021 and 2020, respectively. The specific companies constituting such peer group in each year is set forth in the Compensation Discussion & Analysis section of the proxy statement reporting pay for such fiscal year. TSR includes share price appreciation and assumes dividend reinvestment and is weighted accordingly to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 7,439,476	$ 7,085,896	$ 6,149,154
PEO Actually Paid Compensation Amount	$ 6,236,337	8,291,122	6,556,778
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Summary Compensation Table to Compensation Actually Paid
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the “Pay Versus Performance Table” above. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($)(1)	Add: Equity award adjustments ($)(2)	Deduct: Reported change in the actuarial present value of pension benefits ($)(3)	Add: Pension benefit adjustments ($)(4)	Compensation actually paid ($)
CEO
2022	$7,439,476	$3,193,769	$2,280,366	$366,896	$77,160	$6,236,337
2021	$7,085,896	$2,880,003	$4,049,172	$47,892	$83,949	$8,291,122
2020	$6,149,154	$2,880,022	$3,323,929	$113,871	$77,588	$6,556,778
Non-CEO Named Executive Officers
2022	$1,926,529	$784,613	$223,252	$37,104	$14,404	$1,342,468
2021	$2,513,207	$839,071	$1,211,625	$13,690	$20,451	$2,892,521
2020	$2,177,183	$812,473	$911,018	$34,522	$21,184	$2,262,390
(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Fiscal Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO
2022	$2,938,027	($479,171)	$—	($178,491)	$—	$—	$2,280,366
2021	$3,386,151	$540,648	$—	$122,373	$—	$—	$4,049,172
2020	$3,210,509	$137,746	$—	($24,326)	$—	$—	$3,323,929
Non-CEO Named Executive Officers
2022	$554,704	($86,927)	$—	($45,571)	($198,953)	$—	$223,252
2021	$986,534	$161,339	$—	$63,752	$—	$—	$1,211,625
2020	$905,705	$51,679	$—	($46,366)	$—	$—	$911,018
(3)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Fiscal Year	Service cost ($)	Prior service cost ($)	Total pension benefit adjustments ($)
CEO
2022	$77,160	$—	$77,160
2021	$83,949	$—	$83,949
2020	$77,588	$—	$77,588
Non-CEO Named Executive Officers
2022	$14,404	$—	$14,404
2021	$20,451	$—	$20,451
2020	$21,184	$—	$21,184

Non-PEO NEO Average Total Compensation Amount	$ 1,926,529	2,513,207	2,177,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,342,468	2,892,521	2,262,390
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Summary Compensation Table to Compensation Actually Paid
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the “Pay Versus Performance Table” above. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
The following table details the applicable adjustments that were made to determine CAP (all amounts for the NEOs other than the CEO are averages):
Fiscal Year	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($)(1)	Add: Equity award adjustments ($)(2)	Deduct: Reported change in the actuarial present value of pension benefits ($)(3)	Add: Pension benefit adjustments ($)(4)	Compensation actually paid ($)
CEO
2022	$7,439,476	$3,193,769	$2,280,366	$366,896	$77,160	$6,236,337
2021	$7,085,896	$2,880,003	$4,049,172	$47,892	$83,949	$8,291,122
2020	$6,149,154	$2,880,022	$3,323,929	$113,871	$77,588	$6,556,778
Non-CEO Named Executive Officers
2022	$1,926,529	$784,613	$223,252	$37,104	$14,404	$1,342,468
2021	$2,513,207	$839,071	$1,211,625	$13,690	$20,451	$2,892,521
2020	$2,177,183	$812,473	$911,018	$34,522	$21,184	$2,262,390
(1)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(2)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:
Fiscal Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO
2022	$2,938,027	($479,171)	$—	($178,491)	$—	$—	$2,280,366
2021	$3,386,151	$540,648	$—	$122,373	$—	$—	$4,049,172
2020	$3,210,509	$137,746	$—	($24,326)	$—	$—	$3,323,929
Non-CEO Named Executive Officers
2022	$554,704	($86,927)	$—	($45,571)	($198,953)	$—	$223,252
2021	$986,534	$161,339	$—	$63,752	$—	$—	$1,211,625
2020	$905,705	$51,679	$—	($46,366)	$—	$—	$911,018
(3)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(4)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Fiscal Year	Service cost ($)	Prior service cost ($)	Total pension benefit adjustments ($)
CEO
2022	$77,160	$—	$77,160
2021	$83,949	$—	$83,949
2020	$77,588	$—	$77,588
Non-CEO Named Executive Officers
2022	$14,404	$—	$14,404
2021	$20,451	$—	$20,451
2020	$21,184	$—	$21,184

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance
Below are graphs showing the relationship of Chief Executive Officer CAP and Average non-CEO NEO CAP to (1) the Company’s TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s adjusted operating income:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
Below are graphs showing the relationship of Chief Executive Officer CAP and Average non-CEO NEO CAP to (1) the Company’s TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s adjusted operating income:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance
Below are graphs showing the relationship of Chief Executive Officer CAP and Average non-CEO NEO CAP to (1) the Company’s TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s adjusted operating income:

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
Below are graphs showing the relationship of Chief Executive Officer CAP and Average non-CEO NEO CAP to (1) the Company’s TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s adjusted operating income:

Tabular List [Table Text Block]
Our Most Important Metrics Used for Linking Pay and Performance
Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2022, to Company performance.
Measure	Explanation
Adjusted Operating Income (OI)
Operating Income, excluding special items (a non-GAAP financial measure), is a significant component of our Annual Incentive Plan. It measures the immediate impact of operating decisions on the Company’s annual performance.

Return on Capital (ROC)
Return on Capital is a component of both our Annual Incentive Plan (on an annual basis) and our Performance Units (over a longer term). ROC is a financial measure that measures the efficiency with which we allocate capital resources, considering not just the quantity of earnings, but also the quality of earnings and investments that drive sustainable growth.

Measure	Explanation
Total Shareholder Return (TSR) vs. our Peers and the companies in the Russell 2000 and S&P Midcap 400 Indices
TSR vs. our Peers and the companies in the Russell 2000 and S&P Midcap 400 Indices is a component of our Performance Units. TSR measures our ability to return value to our shareholders compared to our peers and to broader indices reflecting comparable investment opportunities.

Working Capital	Working capital improvement is a significant portion of the Personal Performance component of our Annual Incentive Plan.
Revenue growth	Revenue growth is a significant portion of the Personal Performance component of our Annual Incentive Plan.
Deployment of Lean operating principles, including achievement of Hoshin Plans
Deployment of Lean operating principles (a non-financial performance measure) measures adherence to a key cultural element of the Company. It is a significant portion of the Personal Performance component of our Annual Incentive Plan.

Overall leadership
Overall leadership (a non-financial performance measure) encompasses contributions to safety, ESG success, diversity and inclusion, and other areas of importance to the Company. It is also a significant portion of the Personal Performance component of our Annual Incentive Plan.

Total Shareholder Return Amount	$ 106.37	127.74	108.19
Peer Group Total Shareholder Return Amount	150.07	172.36	125.06
Net Income (Loss)	$ 126,300,000	$ 168,500,000	$ 115,800,000
Company Selected Measure Amount	252,500,000	240,700,000	213,000,000
PEO Name	Douglas T. Dietrich	Douglas T. Dietrich	Douglas T. Dietrich
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income (OI)
Non-GAAP Measure Description [Text Block]
(h)	Company-selected measure is Adjusted Operating Income, excluding special items, which is a non-GAAP financial measure. See Appendix A for a reconciliation to GAAP Operating Income.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital (ROC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR) vs. our Peers and the companies in the Russell 2000 and S&P Midcap 400 Indices
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Deployment of Lean operating principles, including achievement of Hoshin Plans
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Overall leadership
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,193,769)	$ (2,880,003)	$ (2,880,022)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,280,366	4,049,172	3,323,929
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,938,027	3,386,151	3,210,509
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(479,171)	540,648	137,746
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,491)	122,373	(24,326)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(366,896)	(47,892)	(113,871)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,160	83,949	77,588
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,160	83,949	77,588
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(784,613)	(839,071)	(812,473)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,252	1,211,625	911,018
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	554,704	986,534	905,705
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,927)	161,339	51,679
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,571)	63,752	(46,366)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(198,953)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,104)	(13,690)	(34,522)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,404	20,451	21,184
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,404	20,451	21,184
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0